Schedule of Reclamation Bonds (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Reclamation Bonds Schedule Of Reclamation Bonds 1	2,898,359
Reclamation Bonds Schedule Of Reclamation Bonds 2	2,839,559
Reclamation Bonds Schedule Of Reclamation Bonds 3	2,898,359
Reclamation Bonds Schedule Of Reclamation Bonds 4	2,839,559
Reclamation Bonds Schedule Of Reclamation Bonds 1		2,839,559
Reclamation Bonds Schedule Of Reclamation Bonds 2		225,893
Reclamation Bonds Schedule Of Reclamation Bonds 3		2,839,559
Reclamation Bonds Schedule Of Reclamation Bonds 4		225,893